Trade and Bills Payables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Analysis of Trade and Bills Payables
An ageing analysis of the trade and bills payables as at the end of the reporting period was as follows:

	2020	2019
	RMB million	RMB million
Within 90 days	2,868	3,622
91 to 180 days	35	52
181 to 365 days	109	94
1 to 2 years	111	40
Over 2 years	97	69

	3,220	3,877